Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting

(21)	Segment Reporting

As of December 31, 2018, the Group operated two segments: (1) the insurance agency segment, which mainly consists of providing agency services for P&C insurance products and life insurance products to individual clients, and (2) the claims adjusting segment, which consists of providing pre-underwriting survey services, claim adjusting services, disposal of residual value services, loading and unloading supervision services, and consulting services. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group's chief operating decision maker in deciding how to allocate resources and in assessing performance.

The following table shows the Group's operations by business segment for the years ended December 31, 2016, 2017 and 2018. Other includes revenue and expenses that are not allocated to reportable segments and corporate related items.

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net revenues
Agency	3,746,471	3,780,217	3,143,873	457,257
Claims Adjusting	336,413	308,256	327,390	47,617
Total net revenues	4,082,884	4,088,473	3,471,263	504,874
Operating costs and expenses
Agency	(3,667,004)	(3,408,499)	(2,614,593)	(380,276)
Claims Adjusting	(306,804)	(308,321)	(316,899)	(46,091)
Other	(117,542)	(98,517)	(114,028)	(16,585)
Total operating costs and expenses	(4,091,350)	(3,815,337)	(3,045,520)	(442,952)
Income (loss) from operations
Agency	79,467	371,718	529,280	76,981
Claims Adjusting	29,609	(65)	10,491	1,526
Other	(117,542)	(98,517)	(114,028)	(16,585)
Income (loss) from operations	(8,466)	273,136	425,743	61,922

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Segment assets
Agency	680,602	816,596	118,770
Claims Adjusting	271,616	266,077	38,699
Other	3,785,524	2,783,938	404,908
Total assets	4,737,742	3,866,611	562,377

Substantially all of the Group's revenues for the three years ended December 31, 2016, 2017 and 2018 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.